contingent liabilities (Details) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2016 item	Dec. 31, 2018 CAD ($) item	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Indemnification obligation
Contingent liability amount
Claims and lawsuits | 4G LTE Network patent infringement claim
Claims and lawsuits
Number of third-party patents involved in patent infringement claim | item		3
Number of third-party patent infringement claims abandoned | item			2
Claims and lawsuits | Area Code 867 blocking claim
Claims and lawsuits
Damages sought	135
Indemnification obligations
Indemnification obligation
Contingent liability amount	$ 0		$ 0